Notes to the consolidated financial statements - Research and development (R&D) expenses (Details) - Research and development expenses - Operative Expenses [Member] - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes to the Consolidated Statements of Operations
Materials	€ (5,561)	€ (3,489)
Personnel	(9,058)	(11,037)
Amortization and depreciation	(1,840)	(1,725)
Patents and fees to register/prodect a legal right	(4,459)	(857)
Third-party services	(4,684)	(4,692)
Maintenance and lease	(2,021)	(1,766)
Other	(201)	(684)
Total	€ (27,825)	€ (24,251)